Trade Payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade Payables [Abstract]
Schedule of Trade Payables	Trade payables
	December 31, 2024	December 31, 2023
	RMB’000	RMB’000
Trade payables	52,700	34,818